PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2012 and 2011 were as follows:
	2012	2012	2011
	US$	RMB	RMB
	(In thousands)
Buildings	26,776	168,302	155,306
Machinery and equipment	31,414	197,452	161,915
Motor vehicles	4,055	25,486	22,761
Furniture, fixtures and office equipment	6,113	38,423	31,137
	68,358	429,662	371,119
Less: accumulated depreciation	(26,997)	(169,690)	(137,342)
	41,361	259,972	233,777

The Group’s buildings are located in the PRC and USA and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2012, 2011 and 2010 was RMB 33.0 million, RMB 27.9 million and RMB 24.5 million respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.